EARNING PER SHARE (Tables)	9 Months Ended
Mar. 31, 2024
EARNING PER SHARE
Schedule of earnings per share

	Three-month period ended		Nine-month period ended
	03/31/2024	03/31/2023	03/31/2024	03/31/2023
Numerator
Profit for the period (basic EPS)	9,257,226	28,145,878	4,774,041	20,487,429
Profit for the period (diluted EPS)	9,257,226	28,145,878	4,774,041	20,487,429
Denominator
Weighted average number of shares (basic EPS)	62,837,668	62,002,011	62,837,668	62,002,011
Weighted average number of shares (diluted EPS)	66,761,225	63,079,523	66,761,225	63,079,523

Basic profit attributable to ordinary equity holders of the parent	0.1473	0.4540	0.0760	0.3304
Diluted profit attributable to ordinary equity holders of the parent	0.1387	0.4462	0.0715	0.3248